Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of the class A ordinary shares subject to possible redemption reflected on the accompanying unaudited condensed consolidated balance sheet - USD ($)
	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Schedule of the class A ordinary shares subject to possible redemption reflected on the accompanying unaudited condensed consolidated balance sheet [Abstract]
Gross proceeds		$ 200,000,000	$ 200,000,000
Less:
Proceeds allocated to Public Warrants		(4,733,334)
Class A ordinary share issuance costs		(22,021,556)
Plus:
Accretion of carrying value to redemption value	$ 501,501	26,754,890	2,070,678
Class A ordinary share subject to possible redemption	47,164,548	$ 200,000,000
Redemption of Class A ordinary shares subject to possible redemption			(154,906,130)
Increase in redemption value of Class A ordinary shares subject to possible redemption			2,070,678
Class A ordinary share subject to possible redemption	$ 47,666,049		$ 47,164,548